UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
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Address:   280 Congress Street, 12th Floor
           --------------------------------------------------
           Boston, MA  02210
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Needham
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     617-772-4621
-           -------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Robert Needham                   Boston, MA               11/14/2012
   --------------------------   ------------------------------    -----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             39
                                               -------------

Form 13F Information Table Value Total:          $131,366

                                               -------------
                                               (in thousands)


List of Other Included Managers:  NONE

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN EAGLE OUTFITTERS NE COM              02553E106    2,060    97,700 SH       SOLE       0           97,700      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156      327    24,295 SH       SOLE       0           24,295      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    6,578   200,600 SH       SOLE       0          200,600      0    0
AOL INC                      COM              00184X105    1,599    45,379 SH       SOLE       0           45,379      0    0
BEAM INC                     COM              073730103    1,118    19,428 SH       SOLE       0           19,428      0    0
BMC SOFTWARE INC             COM              055921100    6,908   166,500 SH       SOLE       0          166,500      0    0
BP PLC                       SPONSORED ADR    055622104    7,650   180,600 SH       SOLE       0          180,600      0    0
CIGNA CORPORATION            COM              125509109    1,241    26,300 SH       SOLE       0           26,300      0    0
CIT GROUP INC                COM NEW          125581801    3,368    85,500 SH       SOLE       0           85,500      0    0
CLEARWIRE CORP NEW           CL A             18538Q105    3,622 2,703,354 SH       SOLE       0        2,703,354      0    0
CORELOGIC INC                COM              21871D103    3,133   118,100 SH       SOLE       0          118,100      0    0
EBAY INC                     COM              278642103    2,694    55,700 SH       SOLE       0           55,700      0    0
ELECTRONIC ARTS INC          COM              285512109    2,043   161,000 SH       SOLE       0          161,000      0    0
ENDEAVOUR INTL CORP          COM NEW          29259G200      435    45,000 SH       SOLE       0           45,000      0    0
GEO GROUP INC                COM              36159R103   10,086   364,500 SH       SOLE       0          364,500      0    0
GOOGLE INC                   CL A             38259P508    3,546     4,700 SH       SOLE       0            4,700      0    0
HARBINGER GROUP INC          COM              41146A106      178    21,165 SH       SOLE       0           21,165      0    0
IAC INTERACTIVECORP          COM PAR $.001    44919P508    7,133   137,012 SH       SOLE       0          137,012      0    0
INGERSOLL-RAND PLC           SHS              G47791101      238     5,300 SH       SOLE       0            5,300      0    0
INTERPUBLIC GROUP COS INC    COM              460690100    1,709   153,700 SH       SOLE       0          153,700      0    0
INTERXION HOLDING N.V        SHS              N47279109    6,643   292,400 SH       SOLE       0          292,400      0    0
LEVEL 3 COMMUNICATIONS INC   COM NEW          52729N308      296    12,900 SH       SOLE       0           12,900      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    2,480    46,200 SH       SOLE       0           46,200      0    0
NVIDIA CORP                  COM              67066G104    1,055    79,100 SH       SOLE       0           79,100      0    0
PHH CORP                     COM NEW          693320202      775    38,100 SH       SOLE       0           38,100      0    0
PRIMUS TELECOMMUNICATIONS GR COM              741929301   13,111   858,592 SH       SOLE       0          858,592      0    0
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297    1,152    73,900 SH       SOLE       0           73,900      0    0
RALCORP HLDGS INC NEW        COM              751028101    3,949    54,100 SH       SOLE       0           54,100      0    0
SCRIPPS NETWORKS INTERACT IN CL A COM         811065101    1,261    20,600 SH       SOLE       0           20,600      0    0
SIRIUS XM RADIO INC          COM              82967N108    8,475 3,272,100 SH       SOLE       0        3,272,100      0    0
SLM CORP                     COM              78442P106      632    40,200 SH       SOLE       0           40,200      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107    2,321    13,500 SH       SOLE       0           13,500      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    3,890   704,700 SH       SOLE       0          704,700      0    0
TILE SHOP HLDGS INC          COM              88677Q109    3,474   241,578 SH       SOLE       0          241,578      0    0
TIVO INC                     COM              888706108    2,267   217,353 SH       SOLE       0          217,353      0    0
TRONOX LTD                   SHS CL A         Q9235V101    1,696    74,875 SH       SOLE       0           74,875      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102    2,194    39,700 SH       SOLE       0           39,700      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102    4,560    82,500 SH  CALL SOLE       0           82,500      0    0
VIACOM INC NEW               CL B             92553P201    5,469   102,050 SH       SOLE       0          102,050      0    0
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